Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
THE GABELLI UTILITIES FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	16.82%	6.52%	6.97%
THE GABELLI UTILITIES FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.39%	5.33%	6.09%
THE GABELLI UTILITIES FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.94%	4.96%	5.48%
THE GABELLI UTILITIES FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	9.97%	5.24%	6.32%
THE GABELLI UTILITIES FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	14.83%	5.67%	6.16%
THE GABELLI UTILITIES FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	17.25%	6.78%	7.24%
Standard & Poor’s (“S&P”) 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.04%	9.73%	10.61%
Lipper Utility Fund Average
Prospectus [Line Items]
Average Annual Return, Percent	13.77%	9.66%	9.80%